United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 20001
Check here if Amendment [  ];		Amendment Number:
This Amendment (Check any one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Karen J. Knudson
Title:	Principal/PM
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Karen J. Knudson	Chicago, IL		August 15, 2001

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		46

Form 13f Information Table Value Total:		2563099

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109   110198  4277867 SH       SOLE                  3263950           1013917
AMLI RESIDNTL PPTYS TR SH BEN  COM              001735109     2091    85000 SH       SOLE                                      85000
APARTMENT INVT & MGMT CL A     COM              03748R101    71635  1486211 SH       SOLE                   964701            521510
ARCHSTONE COMMUNITIES TR       COM              039581103   139752  5420953 SH       SOLE                  3871980           1548973
ARDEN REALTY GROUP INC.        COM              039793104    63802  2389600 SH       SOLE                  1473000            916600
AVALON BAY COMMUNITIES         COM              053484101    56147  1201001 SH       SOLE                   779592            421409
BRANDYWINE RLTY TR SH BEN INT  COM              105368203     2189    97500 SH       SOLE                                      97500
BRE PROPERTIES INC CL A        COM              05564E106     2691    88800 SH       SOLE                    43700             45100
CAMDEN PPTY TR SH BEN INT      COM              133131102    71708  1953905 SH       SOLE                  1266305            687600
CARR RLTY CORP COM             COM              144418100   102302  3354180 SH       SOLE                  2110980           1243200
CHELSEA PROPERTY GROUP INC     COM              163421100    85358  1820005 SH       SOLE                  1182205            637800
DIVERSIFIED STORAGE VENTURE FD COM                           17083      104 SH       SOLE                      104
DUKE REALTY CORP               COM              264411505    64480  2594774 SH       SOLE                  1697634            897140
EQUITY OFFICE PROPERTIES TRUST COM              294741103   206339  6523521 SH       SOLE                  4628685           1894836
EQUITY RESIDENT PPTYS SH BEN I COM              29476L107   159009  2811837 SH       SOLE                  1990574            821263
ESSEX PPTY TR INC COM          COM              297178105    40120   809690 SH       SOLE                   530340            279350
FEDERAL REALTY INVT TR SH BEN  COM              313747206    79203  3818851 SH       SOLE                  2381600           1437251
GABLES RESIDENTIAL TR SH BEN I COM              362418105    18746   625900 SH       SOLE                   407900            218000
GENERAL GROWTH PPTYS COM       COM              370021107    72629  1845260 SH       SOLE                  1180360            664900
GLENBOROUGH REALTY TRUST       COM              37803P105      261    13500 SH       SOLE                    13500
HIGHWOODS PPTYS INC COM        COM              431284108   139127  5220530 SH       SOLE                  3307830           1912700
HOST MARRIOTT CORP             COM              44107P104     5578   445500 SH       SOLE                   284600            160900
KIMCO REALTY CORP COM          COM              49446R109    70054  1479500 SH       SOLE                   954400            525100
KOGER EQUITY INC COM           COM              500228101     3036   184000 SH       SOLE                                     184000
LIBERTY PPTY TR SH BEN INT     COM              531172104    38625  1304900 SH       SOLE                   861250            443650
MACERICH CO COM                COM              554382101     2391    96400 SH       SOLE                                      96400
MACK CALI REALTY CORP COM      COM              554489104    94576  3320790 SH       SOLE                  2161490           1159300
PAN PACIFIC REALTY             COM              69806L104    43644  1678600 SH       SOLE                  1088000            590600
PRENTISS PROPERTIES            COM              740706106     2462    93600 SH       SOLE                    10000             83600
PRIME GROUP REALTY TRUST       COM              74158j103     1350   100000 SH       SOLE                                     100000
PROLOGIS TR                    COM              743410102    58771  2586757 SH       SOLE                  2043857            542900
PUBLIC STORAGE INC COM         COM              74460D109    51577  1739526 SH       SOLE                  1135930            603596
Phillips International Realty  COM              718333107     3270   778650 SH       SOLE                   122750            655900
SECURITY CAP GROUP INC CL A    COM              81413p105    31057    29025 SH       SOLE                    29025
SECURITY CAP GROUP INC CL B    COM              81413P204   108567  5073229 SH       SOLE                  3746429           1326800
SECURITY CAP GROUP INC CO 6.50 COM                           11591    12500 SH       SOLE                    12500
SECURITY CAP PFD GROWTH COM    COM                           27709  1193317 SH       SOLE                  1193317
SIMON PROPERTY GROUP, INC.     COM              828806109   329523 10995085 SH       SOLE                  9155835           1839250
SMITH CHARLES RESIDNTL COM     COM              832197107    29278   583800 SH       SOLE                   361200            222600
SPIEKER PPTYS INC COM          COM              848497103     7985   133200 SH       SOLE                    86200             47000
STORAGE USA INC COM            COM              861907103    20419   567200 SH       SOLE                   321300            245900
SUMMIT PPTYS INC COM           COM              866239106    15213   567000 SH       SOLE                   356600            210400
SUN COMMUNITIES INC COM        COM              866674104     8845   250200 SH       SOLE                   158200             92000
TRIZEC HAHN CORPORATION        COM              896938107    36158  1987770 SH       SOLE                  1251370            736400
WYNDHAM INTERNATIONAL          COM              983101106     9989  3995551 SH       SOLE                  1860738           2134813
SIMON PROPERTY PFD 6.5% SERIES PFD              828806406    46562   578411 SH       SOLE                   578411